Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ (169)		$ 3,430
Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(155)	[1]	(273)
Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(14)	[2]	4
Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]	3,699
Level 1 Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0		0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]	0
Level 2 Significant Other Observable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(169)		(269)
Level 2 Significant Other Observable Inputs [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(155)	[1]	(273)
Level 2 Significant Other Observable Inputs [Member] | Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(14)	[2]	4
Level 2 Significant Other Observable Inputs [Member] | Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]	0
Level 3 Significant Unobservable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0		3,699
Level 3 Significant Unobservable Inputs [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0
Level 3 Significant Unobservable Inputs [Member] | Forward Currency Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	0
Level 3 Significant Unobservable Inputs [Member] | Contingent Consideration [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ 0	[3]	$ 3,699

[1]	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap's contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).
[2]	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).
[3]	The contingent consideration liabilities' fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.